ACCOUNTS RECEIVABLE	3 Months Ended
Mar. 31, 2022
Receivables [Abstract]
ACCOUNTS RECEIVABLE

NOTE 3 – ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following as of March 31, 2022 and December 31, 2021:

	March 31,	December 31,
	2022	2021
Accounts receivable	$6,747,200	$4,223,990
Less: Allowance for doubtful accounts	–	–
Total accounts receivable	$6,747,200	$4,223,990